Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, Authorized	3,955,000,000	3,955,000,000
Common stock, Issued	983,130,260	983,130,260
Common stock, Outstanding	952,778,859	952,261,022
Treasury stock, share	30,351,401	30,869,238